Quarterly Holdings Report
for

Fidelity® OTC K6 Portfolio

October 31, 2020

OTC-K6-QTLY-1220
1.9893894.101

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
COMMUNICATION SERVICES - 20.7%
Entertainment - 1.9%
Activision Blizzard, Inc.	139,933	$10,597,126
Electronic Arts, Inc. (a)	102	12,223
NetEase, Inc. ADR	707	61,361
Netflix, Inc. (a)	2,080	989,539
Take-Two Interactive Software, Inc. (a)	22,209	3,440,618
The Walt Disney Co.	43,826	5,313,903
Zynga, Inc. (a)	102,120	918,059
		21,332,829
Interactive Media & Services - 17.8%
Alphabet, Inc.:
Class A (a)	40,434	65,345,792
Class C (a)	16,678	27,035,205
Eventbrite, Inc. (a)	961	8,870
Facebook, Inc. Class A (a)	225,504	59,332,357
InterActiveCorp (a)	8,591	1,037,106
Match Group, Inc. (a)	75,702	8,840,480
Tencent Holdings Ltd. sponsored ADR	221,683	16,923,280
Twitter, Inc. (a)	288,638	11,938,068
Yandex NV Series A (a)	124,042	7,141,098
		197,602,256
Media - 0.6%
Charter Communications, Inc. Class A (a)	11,170	6,744,669
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	36,724	4,023,849

TOTAL COMMUNICATION SERVICES		229,703,603

CONSUMER DISCRETIONARY - 22.4%
Automobiles - 2.9%
Tesla, Inc. (a)	81,224	31,518,161
Hotels, Restaurants & Leisure - 3.1%
Caesars Entertainment, Inc. (a)	1,656	74,222
Extended Stay America, Inc. unit	252,299	2,863,594
Hilton Worldwide Holdings, Inc.	66,195	5,812,583
Marriott International, Inc. Class A	102,647	9,533,853
Starbucks Corp.	188,842	16,421,700
		34,705,952
Household Durables - 0.8%
Lennar Corp. Class A	130,629	9,174,075
Internet & Direct Marketing Retail - 12.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	33,839	10,310,405
Amazon.com, Inc. (a)	35,651	108,241,784
Expedia, Inc.	38,864	3,659,046
MercadoLibre, Inc. (a)	5,146	6,247,501
The Booking Holdings, Inc. (a)	2,910	4,721,475
		133,180,211
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	63,448	5,730,623
Specialty Retail - 1.6%
Five Below, Inc. (a)	58,637	7,818,658
Lowe's Companies, Inc.	57,958	9,163,160
The Home Depot, Inc.	4,268	1,138,318
		18,120,136
Textiles, Apparel & Luxury Goods - 1.5%
Kontoor Brands, Inc.	297	9,771
lululemon athletica, Inc. (a)	42,355	13,523,528
LVMH Moet Hennessy Louis Vuitton SE	6,810	3,192,172
		16,725,471

TOTAL CONSUMER DISCRETIONARY		249,154,629

CONSUMER STAPLES - 2.1%
Beverages - 1.5%
Diageo PLC	166,103	5,368,097
Kweichow Moutai Co. Ltd. (A Shares)	5,600	1,400,712
Monster Beverage Corp. (a)	97,481	7,464,120
PepsiCo, Inc.	19,215	2,561,167
		16,794,096
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	15,587	5,574,223
Food Products - 0.1%
Lamb Weston Holdings, Inc.	8,728	553,792
Mondelez International, Inc.	17,766	943,730
		1,497,522

TOTAL CONSUMER STAPLES		23,865,841

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cenovus Energy, Inc. (Canada)	7,288	23,850
Centennial Resource Development, Inc. Class A (a)(b)	39,269	24,335
EOG Resources, Inc.	562	19,243
Reliance Industries Ltd.	26,413	418,438
Reliance Industries Ltd.	396,200	10,919,359
Reliance Industries Ltd. sponsored GDR (c)	82,530	4,530,897
		15,936,122
FINANCIALS - 2.6%
Banks - 1.2%
Huntington Bancshares, Inc.	803,845	8,392,142
PacWest Bancorp	101,037	1,943,952
Signature Bank	40,125	3,239,693
		13,575,787
Capital Markets - 0.9%
London Stock Exchange Group PLC	35,465	3,823,053
S&P Global, Inc.	17,240	5,563,865
		9,386,918
Consumer Finance - 0.5%
Capital One Financial Corp.	78,426	5,731,372

TOTAL FINANCIALS		28,694,077

HEALTH CARE - 6.3%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (a)	12,122	1,490,642
Amgen, Inc.	24,642	5,345,835
Arcutis Biotherapeutics, Inc. (a)	17,840	317,909
Ascendis Pharma A/S sponsored ADR (a)	5,753	939,753
ChemoCentryx, Inc. (a)	10,160	487,680
Chimerix, Inc. (a)	2,045	5,460
GenSight Biologics SA (a)(b)	9,335	37,780
Global Blood Therapeutics, Inc. (a)	61,251	3,238,953
Ionis Pharmaceuticals, Inc. (a)	1,435	67,373
Neurocrine Biosciences, Inc. (a)	33,587	3,314,029
Regeneron Pharmaceuticals, Inc. (a)	14,511	7,887,599
Sarepta Therapeutics, Inc. (a)	5,875	798,471
Trevena, Inc. (a)(b)	19,639	51,454
Vertex Pharmaceuticals, Inc. (a)	17,022	3,546,704
Xencor, Inc. (a)	53,488	2,052,869
		29,582,511
Health Care Equipment & Supplies - 1.7%
DexCom, Inc. (a)	18,384	5,875,159
Insulet Corp. (a)	30,251	6,723,285
Intuitive Surgical, Inc. (a)	6,380	4,255,970
Masimo Corp. (a)	3,344	748,454
Neuronetics, Inc. (a)	1,703	8,430
Outset Medical, Inc.	1,932	89,780
Pulmonx Corp.	21	883
Tandem Diabetes Care, Inc. (a)	10,037	1,094,033
		18,795,994
Health Care Providers & Services - 0.5%
Cigna Corp.	7,034	1,174,467
Humana, Inc.	11,560	4,615,677
		5,790,144
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	2,050	1,810
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	23,813	3,260,000
Bruker Corp.	109,123	4,642,092
Nanostring Technologies, Inc. (a)	87,387	3,202,734
Sartorius Stedim Biotech	1,500	568,815
		11,673,641
Pharmaceuticals - 0.4%
AstraZeneca PLC:
(United Kingdom)	5,396	541,788
sponsored ADR	65,741	3,297,569
Elanco Animal Health, Inc. (a)	3,890	120,629
TherapeuticsMD, Inc. (a)(b)	15,130	18,459
		3,978,445

TOTAL HEALTH CARE		69,822,545

INDUSTRIALS - 2.3%
Airlines - 0.1%
Copa Holdings SA Class A	19,551	963,473
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	14,776	1,630,679
Waste Connection, Inc. (United States)	16,974	1,685,858
		3,316,537
Industrial Conglomerates - 0.0%
Roper Technologies, Inc.	1,522	565,179
Professional Services - 0.5%
Verisk Analytics, Inc.	29,128	5,183,910
Road & Rail - 1.4%
CSX Corp.	47,637	3,760,465
Lyft, Inc. (a)	121,827	2,781,310
Rumo SA (a)	476,700	1,523,659
Uber Technologies, Inc. (a)	224,031	7,484,876
		15,550,310

TOTAL INDUSTRIALS		25,579,409

INFORMATION TECHNOLOGY - 41.0%
IT Services - 2.7%
Fidelity National Information Services, Inc.	11,082	1,380,706
Gartner, Inc. (a)	61,898	7,433,950
MasterCard, Inc. Class A	30,410	8,777,542
PayPal Holdings, Inc. (a)	51,201	9,530,042
Reply SpA	12,500	1,343,715
Shopify, Inc. Class A (a)	1,559	1,437,222
Visa, Inc. Class A	2,687	488,255
		30,391,432
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	71,158	5,357,486
Analog Devices, Inc.	21,976	2,604,815
Applied Materials, Inc.	22,786	1,349,615
Array Technologies, Inc.	9,048	333,419
ASML Holding NV	16,579	5,988,501
Lam Research Corp.	10,032	3,431,747
Marvell Technology Group Ltd.	340,731	12,780,820
Micron Technology, Inc. (a)	139,393	7,017,044
NVIDIA Corp.	59,952	30,057,535
NXP Semiconductors NV	113,741	15,368,684
Qualcomm, Inc.	140,745	17,362,303
Skyworks Solutions, Inc.	4,571	645,837
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	78,073	6,547,983
		108,845,789
Software - 16.7%
Adobe, Inc. (a)	34,982	15,640,452
ANSYS, Inc. (a)	5,489	1,670,687
Aspen Technology, Inc. (a)	64,305	7,061,332
Autodesk, Inc. (a)	19,068	4,491,277
Dropbox, Inc. Class A (a)	8,484	154,918
Duck Creek Technologies, Inc. (a)	1,120	48,574
Dynatrace, Inc. (a)	15,316	540,808
Elastic NV (a)	74,031	7,507,484
Epic Games, Inc. (d)(e)	1,000	575,000
Five9, Inc. (a)	10,864	1,648,286
Globant SA (a)	5,529	998,593
HIVE Blockchain Technologies Ltd. (a)	110,176	42,175
Intuit, Inc.	18,086	5,691,302
Manhattan Associates, Inc. (a)	44,393	3,795,602
Microsoft Corp.	566,038	114,605,714
Netcompany Group A/S (a)(c)	2,144	178,108
NICE Systems Ltd. sponsored ADR (a)	14,322	3,269,140
Ping Identity Holding Corp. (a)	134,317	3,719,238
Salesforce.com, Inc. (a)	53,287	12,376,971
Workday, Inc. Class A (a)	6,422	1,349,391
		185,365,052
Technology Hardware, Storage & Peripherals - 11.8%
Apple, Inc.	1,158,416	126,105,160
Samsung Electronics Co. Ltd.	80,722	4,048,640
Western Digital Corp.	13,491	509,015
		130,662,815

TOTAL INFORMATION TECHNOLOGY		455,265,088

MATERIALS - 0.8%
Chemicals - 0.4%
LG Chemical Ltd.	4,479	2,436,956
Livent Corp. (a)(b)	167,404	1,799,593
		4,236,549
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA (a)	473,000	4,125,803

TOTAL MATERIALS		8,362,352

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	2,305	1,685,508
Real Estate Management & Development - 0.5%
KE Holdings, Inc. ADR (a)	77,021	5,372,215

TOTAL REAL ESTATE		7,057,723

TOTAL COMMON STOCKS
(Cost $901,462,737)		1,113,441,389

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Waymo LLC Series A2 (d)(e)
(Cost $211,834)	2,467	211,834

Money Market Funds - 0.1%
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)
(Cost $835,147)	835,063	835,147
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $902,509,718)		1,114,488,370
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,066,145)
NET ASSETS - 100%		$1,111,422,225

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,709,005 or 0.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $786,834 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Epic Games, Inc.	7/13/20 - 7/30/20	$575,000
Waymo LLC Series A2	5/8/20	$211,834

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$(2,075)
Fidelity Securities Lending Cash Central Fund	4,990
Total	$2,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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